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                  SUNAMERICA ANNUITY AND LIFE ASSURANCE COMPANY

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                         VARIABLE ANNUITY ACCOUNT SEVEN
                          SUPPLEMENT TO THE PROSPECTUS
               POLARIS PLUS VARIABLE ANNUITY DATED AUGUST 27, 2010
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Effective October 3, 2010, the investment manager of the Equity Index Variable
Portfolio changed from FAF Advisors, Inc. to SunAmerica Asset Management Corp. as follows:

UNDERLYING FUNDS:                              MANAGED BY:
Equity Index                                   SunAmerica Asset Management Corp.












Dated:   October 6, 2010







                Please keep this Supplement with your Prospectus